Segments	6 Months Ended
Jun. 30, 2026
Segments [Abstract]
Segments

Note 15 — Segments

The Company operates in a single reportable operating segment. Because the Company operates in a single segment and the CODM uses the consolidated net loss and the total assets as the primary measures, no reconciliation is required between segment measures and the unaudited condensed consolidated financial statement amounts.

Performance is reviewed on a consolidated basis and the measure of segment assets is reported on the Condensed consolidated balance sheets as total assets and segment assets are consistent with total assets presented on the face of the accompanying Condensed consolidated balance sheets.

The CODM assesses performance for the single segment and decides how to allocate resources based on the Company’s net loss, which is reported on the Unaudited condensed consolidated statements of operations. Loss before income taxes is used to monitor budget versus actual results. The categories of loss before income taxes, as reported on the Unaudited condensed consolidated statements of operations, are the significant segment expenses provided to the CODM on a regular basis. The following table sets forth information about the Company’s single reportable segment and the expenses reviewed by the CODM, including a reconciliation to the consolidated loss before income taxes:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
in thousands	2026	2025	2026	2025
Revenues	$1,636	$—	$3,515	$—
Cost of sales	(1,751)	—	(3,186)	—
Gross (loss) profit	(115)	—	329	—

Selling, general and administrative
Segment selling, general and administrative	$(1,503)	$—	$(2,042)	$—
Segment salaries and bonuses	(630)	—	(1,062)	—
Corporate selling, general and administrative(1)	(9,939)	(2,900)	(25,067)	(5,702)
Other segment items(2)	226	(37,991)	(424,432)	(53,185)
Loss before income taxes	$(11,961)	$(40,891)	$(452,274)	$(58,887)

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(1)      Corporate selling, general and administrative costs primarily consist of unallocated corporate costs, such as costs incurred as part of the Business Combination.

(2)      Other segment items primarily consists of interest (expense) income, net, other (expense) income, net, provision for credit losses, change in fair value of financial instruments, and loss on foreign currency

Entity-wide information

As of June 30, 2026, the Company’s property, plant, and equipment, net of depreciation of $7.3 million is domiciled entirely in the Republic of Korea. As of December 31, 2025, the Company did not own any property, plant, and equipment.

Refer to Note 14 — Revenue for geographic information regarding the Company’s revenues.